Related party balances and transactions (Tables)	6 Months Ended
Jun. 30, 2024
Related Party Transactions [Abstract]
Schedule of due from discontinued operations net

	June 30, 2024	December 31, 2023

Due from discontinued operations	$17,632,181	$17,632,181
Allowance for expected credit losses	(17,632,181)	(17,632,181)
Due from discontinued operations, net	$—	$—